Shareholder Report, Average Annual Return (Details)	12 Months Ended	54 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
C000226939
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	1.49%	(1.19%)
C000226937
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Without Sales Load [Member] | C000226939
Average Annual Return [Line Items]
Average Annual Return, Percent	5.97%	(0.24%)
Without Sales Load [Member] | C000226937
Average Annual Return [Line Items]
Average Annual Return, Percent	6.22%	0.01%
Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond Index
Average Annual Return, Percent	6.62%	0.58%
Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond Index
Average Annual Return, Percent	6.62%	0.58%